Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Consolidated Statements Of Comprehensive Income
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Tax	$ (61)	$ (176)
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Tax		180
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Tax	$ 93	$ (268)